Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals)							1 Months Ended				6 Months Ended
		Apr. 29, 2026 $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 HKD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 HKD ($) shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 HKD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 HKD ($) shares	May 31, 2026 $ / shares shares		Mar. 31, 2026 $ / shares shares	Nov. 30, 2025 $ / shares shares		Nov. 27, 2024 $ / shares shares
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.00001		$ 0.0002
Ordinary shares authorized (in Shares)											10,000,000,000		10,000,000,000
Investment proceeds			$ 60,000	$ 467,220	$ 1,333,650	$ 10,385,133	$ 60,000	$ 467,220	$ 1,333,650	$ 10,385,133
Subscription price of per share (in Dollars per share) | $ / shares			$ 0.3				$ 0.3
Gross proceeds offering		7,500,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 1.205				$ 1.205				$ 0.0002	[1]		$ 0.0002	[1]	$ 0.00001
Ordinary shares authorized (in Shares)											9,800,000,000	[1]	9,800,000,000	9,800,000,000	[1]	450,000,000
Ordinary shares issued (in Shares)			2,625,000		15,000,000	15,000,000	2,625,000		15,000,000	15,000,000	1,462,498	[1]		1,462,498	[1]
Ordinary shares outstanding (in Shares)	[1]										1,462,498			1,462,498
Aggregate gross proceeds | $					$ 3,922,500				$ 3,922,500
Number of shares repurchased											1,500,000
Authorized share capital											22,500,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0002									$ 0.0002			$ 0.0002		$ 0.00001
Ordinary shares authorized (in Shares)		600,000									190,000,000		190,000,000	190,000,000		50,000,000
Ordinary shares issued (in Shares)		600,000									675,000			75,000
Ordinary shares outstanding (in Shares)											675,000			75,000
Purchase price per share | $ / shares		$ 12.5
Number of shares repurchased											1,500,000
Authorized share capital											2,500,000
Class C Ordinary Shares
Ordinary shares authorized (in Shares)											10,000,000		10,000,000
Ordinary shares issued (in Shares)
Ordinary shares outstanding (in Shares)
Votes per share | $ / shares													$ 500

[1]

*	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), were approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The company completed the Class A and Class B share re- designation in February 2025.

*	In June 2025, the company issued 15,000,000 Class A ordinary shares in a private placement financing for aggregate gross proceeds of approximately US$ 3,922,500. The issuance was accounted for as an equity financing transaction, with par value recorded as share capital and the excess over par value recorded as additional paid-in capital. The net proceeds were used for general corporate purposes. As of the reporting date, the company has not yet received investment proceeds amounting to US$1,333,650 (equivalent to HK$10,385,133).

*	In July 2025, the company issued 2,625,000 Class A ordinary shares to certain consultants and one employee pursuant to the company’s 2025 Stock Incentive plan. The grant date fair value of the Company’s Class A ordinary shares was US$1.205 per share, determined with reference to the quoted closing market price on the grant date. The shares were issued to eligible participants at subscription price of US$0.3 per share. The difference between the grant date fair value and the subscription price represents share based compensation in accordance with ASC718. As of the reporting date, the company has not yet received investment proceeds amounting to US$60,000 (equivalent to HK$467,220).

*	On January 15, 2026, the company’s board of directors approved a reverse stock split of the Company’s issued and outstanding ordinary shares at a ratio of one-for-twenty (1:20). The reverse stock split became effective on February 17, 2026. All share and per share amounts, including the number of shares outstanding, earnings per share, and other per share data, have been retrospectively adjusted for all periods presented to reflect the reverse stock split. In connection with the reverse stock split, the authorized share capital was proportionally adjusted to 22,500,000 Class A ordinary shares and 2,500,000 Class B ordinary shares, each with a par value of US$0.0002 per share, effective February 17, 2026.

*	On March 31, 2026, the Company’s shareholders approved a resolution to increase the Company’s authorized share capital to a maximum of 10,000,000,000 shares, each with a par value of US$0.0002, divided into 9,800,000,000 Class A ordinary shares, 190,000,000 Class B ordinary shares and 10,000,000 Class C ordinary shares. As of May 31, 2026, the Company had no Class C ordinary shares issued and outstanding. Each Class C ordinary share is entitled to 500 votes per share.

*	On April 29, 2026, the company issued 600,000 Class B ordinary shares, par value US$0.0002 per share, for a purchase price of US$12.5 per share. The gross proceeds from this offering are US$7,500,000. Subsequent to interim period, the Company received subscription proceeds of US$7,500,000 related to the 600,000 Class B ordinary shares.